Annual Fund Operating Expenses - Class I Shares - Alger Focus Equity Fund - AC - Class I	Mar. 01, 2021
Operating Expenses:
Advisory Fees	0.52%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.16%
Shareholder Servicing Fees	0.25%
Total Other Expenses	0.41%
Total Annual Fund Operating Expenses	0.93%